Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges

13.  RESTRUCTURING CHARGES

In August 2018, as a result of our limited capital resources, our Board approved plans to reduce our ongoing operating expenses, including a reduction in workforce of approximately 30 employees and closure of our engineering design facility in Lake Mary, Florida.  As a result of the cost reduction measures, we ceased any ongoing integrated circuit design activities and significantly reduced our sales and marketing expenditures with respect to our Milo products.  Expenses related to our restructuring are included in operating expenses in our consolidated statements of comprehensive loss under the heading “Restructuring charges.”

Restructuring charges for the year ended December 31, 2018 include the following (in thousands):

2018
One-time termination benefits	$135
Lease expense	163
Asset impairment charges	375
Other	17
$690

Termination Benefits

Accrued one-time termination benefits consist of the following (in thousands):

2018
Accrued termination benefits, beginning of period	$-
Termination benefits recognized	135
Termination benefits settled	(115)
Accrued termination benefits, end of period	$20

Lease Payable

In connection with the cease-use date of our Lake Mary, Florida facility, we recorded a lease payable for the estimated fair value of remaining lease rental payments, less estimated sublease rentals, net of deferred rent.  Our lease payable consists of the following (in thousands):

2018
Lease payable, beginning of period	$-
Present value of future minimum lease payments less estimated future sublease rentals, net of deferred rent of $62	182
Settlements	(48)
Change in estimate	43
Lease payable, end of period	177
Current portion of lease payable	86
Long-term portion of lease payable	$91